UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C.  20549

                                FORM 13F

                            FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2006
                                               ------------------------

Check here if Amendment [   ]; Amendment Number:
                                                  -------
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      GSO Capital Partners, L.P.
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Address:   280 Park Avenue
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           11th Floor
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           New York, NY 10017
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Form 13F File Number:  ________________

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      George Fan
           --------------------------------------------------
Title:     Chief Legal Officer / Chief Compliance Officer
           --------------------------------------------------
Phone:     212-503-2184
           --------------------------------------------------

Signature, Place, and Date of Signing:

      /s/ George Fan              New York, NY             2/14/07
       ------------------------   -------------------------------------

Report Type (Check only one.):

[ X ]   13F HOLDINGS REPORT.  (Check here if all holdings of this
.........reporting manager are reported in this report.)

[   ]   13F NOTICE.  (Check here if no holdings reported are in this
.........report, and all holdings are reported by other reporting
.........manager(s).)

[   ]   13F COMBINATION REPORT.  (Check here if a portion of the
.........holdings for this reporting manager are reported in this report
.........and a portion are reported by other reporting manager(s).)

                           FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:             0
                                               -------------

Form 13F Information Table Entry Total:        30
                                               -------------

Form 13F Information Table Value Total:       $124,605
                                               -------------
                                                (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

     No. Form 13F File Number Name


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                                                                FORM 13F INFORMATION TABLE
                                                              VALUE   SHARES/ SH/ PUT/  INVSTMT   OTHER         VOTING AUTHORITY
           NAME OF ISSUER        TITLE OF CLASS   CUSIP    x($1000) PRN AMT  PRN CALL  DISCRETN MANAGERS    SOLE    SHARED    NONE
  ------------------------------ --------------- --------- -------- -------- --- ----  -------- --------- -------- -------- -------
ALLTEL CORP                      COM               020039103    2,873    47,500 SH          SOLE            47,500    0        0
BEST BUY INC                     COM               086516101    5,558   113,000 SH          SOLE           113,000    0        0
BUILDERS FIRSTSOURCE INC         COM               12008R107    5,444   305,000 SH          SOLE           305,000    0        0
BOYD GAMING CORP                 COM               103304101    2,719    60,000 SH          SOLE            60,000    0        0
CONTINENTAL AIRLS INC            CL B              210795308    4,624   112,100 SH          SOLE           112,100    0        0
CHAPARRAL STL CO StateplaceDEL   COM               159423102    2,833    64,000 SH          SOLE            64,000    0        0
CHARTER COMMUNICATIONS INC D     CL A              16117M107    4,896 1,600,000 SH          SOLE         1,600,000    0        0
CHIQUITA BRANDS INTL INC         COM               170032809       10     1,000 SH   PUT    SOLE             1,000    0        0
ECHOSTAR COMMUNICATIONS NEW      CL A              278762109    7,123   187,300 SH          SOLE           187,300    0        0
DORAL FINL CORP                  COM               25811P100    1,859   650,000 SH          SOLE           650,000    0        0
EAGLE ROCK ENERGY PARTNERS L     UNIT 99/99/9999   26985R104   19,333   948,141 SH          SOLE           948,141    0        0
GEOEYE INC                       COM               37250W108      486    25,116 SH          SOLE            25,116    0        0
GUITAR CTR MGMT INC              COM               402040109    1,668    36,703 SH          SOLE            36,703    0        0
HARRAHS ENTMT INC                COM               413619107   16,544   200,000 SH          SOLE           200,000    0        0
HORNBECK OFFSHORE SVCS INC N     COM               440543106    3,927   110,000 SH          SOLE           110,000    0        0
IPSCO INC                        COM               462622101    2,816    30,000 SH          SOLE            30,000    0        0
ISHARES TR                       DJ HOME CONSTN    464288752    5,296   125,000 SH          SOLE           125,000    0        0
U S AIRWAYS GROUP INC            COM               90341W108    7,835   145,500 SH          SOLE           145,500    0        0
RADIOSHACK CORP                  COM               750438103      105     1,500 SH   PUT    SOLE             1,500    0        0
RADIOSHACK CORP                  COM               750438103      510     3,000 SH   PUT    SOLE             3,000    0        0
SPRINT NEXTEL CORP               COM FON           852061100      994    52,600 SH          SOLE            52,600    0        0
STEEL DYNAMICS INC               COM               858119100    1,687    52,000 SH          SOLE            52,000    0        0
TRIAD HOSPITALS INC              COM               89579K109   10,930   261,300 SH          SOLE           261,300    0        0
TRUMP ENTMT RESORTS INC          COM               89816T103    1,979   108,500 SH          SOLE           108,500    0        0
TRONOX INC                       CL A              897051108      329    20,600 SH          SOLE            20,600    0        0
UAL CORP                         COM NEW           902549807    1,892    43,000 SH          SOLE            43,000    0        0
VISTEON CORP                     COM               92839U107        3       250 SH   PUT    SOLE               250    0        0
WINDSTREAM CORP                  COM               97381W104    1,691   118,899 SH          SOLE           118,899    0        0
WINN DIXIE STORES INC            COM NEW           974280307    1,189    88,050 SH          SOLE            88,050    0        0
SELECT SECTOR SPDR TR            SBI INT-ENERGY    81369Y506    7,452   127,100 SH          SOLE           127,100    0        0
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